Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Gains or losses on financial assets and liabilities
Schedule of detail, by origin, of gains/losses on financial assets and liability
	Millions of euros
	2017	2016	2015
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	404	869	1,265
Of which Financial Assets available for sale	472	861	891
Debt instruments	316	464	760
Equity instruments	156	397	131
Gains or losses on financial assets and liabilities held for trading, net (*)	1,252	2,456	(2,312)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net (*)	(85)	426	325
Gains or losses from hedge accounting, net	(11)	(23)	(48)
	1,560	3,728	(770)

(*)Includes the net result obtained by operations with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net

	Millions of euros
	2017	2016	2015
Exchange differences, net	105	(1,627)	3,156

Schedule of detail of asset balances measured at fair value through profit or loss

	Millions of euros
	2017	2016	2015
Loans and receivables:	40,875	40,390	48,129
Credit institutions	11,585	13,290	27,755
Customers	29,290	27,100	20,374
Debt instruments	39,836	52,320	47,681
Equity instruments	22,286	15,043	18,855
Derivatives	57,243	72,043	76,724
	160,240	179,796	191,389

Schedule of detail of liability balances measured at fair value through profit or loss

	Millions of euros
	2017	2016	2015
Deposits	(84,724)	(48,863)	(62,836)
Central banks	(9,142)	(10,463)	(18,664)
Credit institutions	(18,458)	(5,059)	(8,628)
Customer	(57,124)	(33,341)	(35,544)
Marketable debt securities	(3,056)	(2,791)	(3,373)
Short positions	(20,979)	(23,005)	(17,362)
Derivatives	(57,892)	(74,369)	(76,414)
Other financial liabilities	(589)	—	(1)
	(167,240)	(149,028)	(159,986)